Derivatives (Details 2) In Millions, unless otherwise specified		12 Months Ended					12 Months Ended			1 Months Ended
	Dec. 31, 2013 Eurobond Due 2014 EUR (€)	Dec. 31, 2013 Net Investment Hedges USD ($)	Dec. 31, 2012 Net Investment Hedges USD ($)	Dec. 31, 2011 Net Investment Hedges USD ($)	Dec. 31, 2013 Net Investment Hedges Foreign currency forward contracts USD ($)	Nov. 30, 2013 Net Investment Hedges Foreign currency forward contracts EUR (€)	Dec. 31, 2013 Net Investment Hedges Foreign Currency Denominated Debt USD ($)	Dec. 31, 2012 Net Investment Hedges Foreign Currency Denominated Debt USD ($)	Dec. 31, 2011 Net Investment Hedges Foreign Currency Denominated Debt USD ($)	Dec. 31, 2007 Net Investment Hedges Eurobond Due 2014 EUR (€)	Jul. 31, 2007 Net Investment Hedges Eurobond Due 2014 EUR (€)	Nov. 30, 2013 Net Investment Hedges Eurobond Due 2021 EUR (€)
Net investment hedges
Pretax Gain (Loss) Recognized as Cumulative Translation within Other Comprehensive Income on Effective Portion of Instrument		$ (70)	$ (29)	$ 41	$ 12		$ (82)	$ (29)	$ 41
Ineffective portion of gain (loss) on derivative and amount excluded from effectiveness testing recognized in income		0	0	0	0		0	0	0
Term of debt instrument										7 years	7 years	8 years
Face amount	1,025									275	750	600
Derivative notional amount						€ 594